Intangible and EIP Receivable (Schedule of Intangible Assets) (Details) - USD ($) $ in Thousands	11 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2018
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	$ 1,888	$ 3,130
Purchases	810	21,055
Other Additions	2,320
Disposals	(1,888)
Balance at end of year	3,130	24,185
EIP Receivable [Member]
Disclosure of detailed information about intangible assets [line items]
Balance at beginning year	2,656	2,883
Initial recognition	564
Collections	(171)
Loss on re-measurement	(166)	(971)
Balance at end of year	2,883	1,912
Less current portion	(350)	(116)
Non-current portion	$ 2,533	$ 1,796